Financial Information of the Parent Company - Schedule of Parent Company Balance Sheets (Details) - Parent Company [Member] - USD ($)	Apr. 30, 2026	Oct. 31, 2025	Oct. 31, 2024
Current assets
Cash	$ 1,496,050	$ 64,182	$ 85,297
Prepaid expenses, current	709,814	1,402,714	0
Interest receivable	3,500	10,500	0
Due from intercompany entity	3,586,339	1,395,600	6,000
Non-current assets
Investment in subsidiaries	7,706,888	5,534,567	5,696,012
Prepaid expenses, non-current	0	105,000	0
Loan receivable	600,000	350,000	0
Deferred offering cost	0	19,884	0
Total assets	14,102,591	8,882,447	6,755,102
Current liabilities
Accounts payable	24,000	24,000	0
Due to intercompany entity	132,312	1,130,776	1,737,793
Total liabilities	156,312	1,154,776	1,737,793
Subscription receivable		(1,500)	(1,500)
Additional paid-in capital		4,222,882	1,210,094
Statutory reserve		512,732	402,621
Retained earnings		3,118,706	3,551,019
Accumulated other comprehensive loss	128,530	(126,774)	(146,425)
Total shareholders’ equity	13,946,279	7,727,671	5,017,309
Total liabilities and shareholders’ equity	14,102,591	8,882,447	6,755,102
Class A Ordinary Shares [Member]
Current liabilities
Ordinary shares value	4,038	1,125	1,000
Subscription receivable	(1,500)	(1,500)
Additional paid-in capital	11,257,406	4,222,882
Statutory reserve	666,232	512,732
Non-controlling interests	(2,217)	0
Retained earnings	1,893,290	3,118,706
Class B Ordinary Shares [Member]
Current liabilities
Ordinary shares value	$ 500	$ 500	$ 500